Statement of Stockholders' Deficit - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance - Shares at Dec. 31, 2014	40,000,000
Beginning Balance - Amount at Dec. 31, 2014	$ 4,000	$ (381)	$ (9,699)	$ (6,080)
Capital contribution		14,160		14,160
Net income/loss
Ending Balance, Shares at Dec. 31, 2015	40,000,000
Ending Balance, Amount at Dec. 31, 2015	$ 4,000	(381)	(9,699)	(6,080)
Net income/loss			(8,080)	(8,080)
Ending Balance, Shares at Dec. 31, 2016	40,000,000
Ending Balance, Amount at Dec. 31, 2016	$ 4,000	$ 13,779	$ (17,779)	$ 0